Pay vs Performance Disclosure - USD ($)			12 Months Ended
		Sep. 15, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance Table

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “— Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for Anthony Capone(1) ($)	Summary Compensation Table Total for Lee Bienstock(1) ($)	Compensation Actually Paid to Anthony Capone(2) ($)	Compensation Actually Paid to Lee Bienstock(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On: Total Stockholder Return(5) ($)	Net (Loss) Income(6) ($)
2025	N/A	3,571,951	N/A	(1,137,929)	1,507,018	131,021	12	(196,367,155)
2024	N/A	7,562,418	N/A	4,007,060	2,664,574	1,689,513	60	13,360,580
2023	928,902	11,351,018	(1,197,322)	10,910,300	3,127,390	2,670,004	79	10,048,328

____________

(1)      Effective as of September 15, 2023, Mr. Capone resigned as the Company’s Chief Executive Officer, and the Board appointed Mr. Bienstock to succeed Mr. Capone as Chief Executive Officer.

(2)      The dollar amounts reported in these columns represent the amounts of “compensation actually paid” to Messrs. Bienstock and Capone as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by such individuals. In accordance with these rules, the adjustments made to the “Total Compensation”

for Mr. Bienstock as set forth in the 2024 Summary Compensation Table are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2025
Summary Compensation Table Total	$3,571,951
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(1,926,346)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	1,954,852
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(3,361,448)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(1,376,938)
Compensation Actually Paid to PEO	$(1,137,929)

(3)      The dollar amounts reported in this column represent the average of the amounts reported for the NEOs as a group (excluding the Chief Executive Officer(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2025, Mr. Rosenberg, (ii) for 2024, Messrs. Rosenberg, Sugrue and Tendler; and (iii) for 2023, Messrs. Rosenberg, Sugrue, Tendler and Andre Oberholzer, our former Executive Vice President of Strategy.

(4)      The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the Chief Executive Officer(s)), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, the adjustments made to the “Total Compensation” as set forth in the Summary Compensation Table for 2025 are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. For information on “compensation actually paid” in 2023-2024 to the NEOs as a group (excluding the Chief Executive Officer(s)), refer to our 2025 proxy statement.

Compensation Actually Paid to Non-PEO NEOs	2025
Average Summary Compensation Table Total	$1,507,018
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(417,436)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	420,822
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(866,977)
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(512,406)
Average Compensation Actually Paid to Non-PEO NEOs	$131,021

(5)      Total Stockholder Return for purposes of this table is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2022.

(6)      The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote			Effective as of September 15, 2023, Mr. Capone resigned as the Company’s Chief Executive Officer, and the Board appointed Mr. Bienstock to succeed Mr. Capone as Chief Executive Officer.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these columns represent the amounts of “compensation actually paid” to Messrs. Bienstock and Capone as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by such individuals. In accordance with these rules, the adjustments made to the “Total Compensation”

for Mr. Bienstock as set forth in the 2024 Summary Compensation Table are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2025
Summary Compensation Table Total	$3,571,951
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(1,926,346)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	1,954,852
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(3,361,448)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(1,376,938)
Compensation Actually Paid to PEO	$(1,137,929)

Non-PEO NEO Average Total Compensation Amount	[1]		$ 1,507,018	$ 2,664,574	$ 3,127,390
Non-PEO NEO Average Compensation Actually Paid Amount	[2]		$ 131,021	1,689,513	2,670,004
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the Chief Executive Officer(s)), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, the adjustments made to the “Total Compensation” as set forth in the Summary Compensation Table for 2025 are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. For information on “compensation actually paid” in 2023-2024 to the NEOs as a group (excluding the Chief Executive Officer(s)), refer to our 2025 proxy statement.
Compensation Actually Paid to Non-PEO NEOs	2025
Average Summary Compensation Table Total	$1,507,018
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(417,436)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	420,822
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(866,977)
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(512,406)
Average Compensation Actually Paid to Non-PEO NEOs	$131,021

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income			Compensation Actually Paid and Net Income
Total Shareholder Return Amount	[3]		$ 12	60	79
Net Income (Loss)	[4]		(196,367,155)	13,360,580	10,048,328
PEO Name		Mr. Capone
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(417,436)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			420,822
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(866,977)
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(512,406)
Anthony Capone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]				928,902
PEO Actually Paid Compensation Amount	[6]				(1,197,322)
Lee Bienstock [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]		3,571,951	7,562,418	11,351,018
PEO Actually Paid Compensation Amount	[6]		(1,137,929)	$ 4,007,060	$ 10,910,300
Lee Bienstock [Member] | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,926,346)
Lee Bienstock [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,954,852
Lee Bienstock [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,361,448)
Lee Bienstock [Member] | Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,376,938)

[1]	The dollar amounts reported in this column represent the average of the amounts reported for the NEOs as a group (excluding the Chief Executive Officer(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2025, Mr. Rosenberg, (ii) for 2024, Messrs. Rosenberg, Sugrue and Tendler; and (iii) for 2023, Messrs. Rosenberg, Sugrue, Tendler and Andre Oberholzer, our former Executive Vice President of Strategy.
[2]	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the Chief Executive Officer(s)), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, the adjustments made to the “Total Compensation” as set forth in the Summary Compensation Table for 2025 are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. For information on “compensation actually paid” in 2023-2024 to the NEOs as a group (excluding the Chief Executive Officer(s)), refer to our 2025 proxy statement.
Compensation Actually Paid to Non-PEO NEOs	2025
Average Summary Compensation Table Total	$1,507,018
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(417,436)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	420,822
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(866,977)
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(512,406)
Average Compensation Actually Paid to Non-PEO NEOs	$131,021

[3]	Total Stockholder Return for purposes of this table is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2022.
[4]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[5]	Effective as of September 15, 2023, Mr. Capone resigned as the Company’s Chief Executive Officer, and the Board appointed Mr. Bienstock to succeed Mr. Capone as Chief Executive Officer.
[6]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid” to Messrs. Bienstock and Capone as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by such individuals. In accordance with these rules, the adjustments made to the “Total Compensation”

for Mr. Bienstock as set forth in the 2024 Summary Compensation Table are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2025
Summary Compensation Table Total	$3,571,951
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(1,926,346)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	1,954,852
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(3,361,448)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	(1,376,938)
Compensation Actually Paid to PEO	$(1,137,929)